Subsequent Event – Merger Agreement and Related Items	11 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT – MERGER AGREEMENT AND RELATED ITEMS

NOTE 9 — SUBSEQUENT EVENT — MERGER AGREEMENT AND RELATED ITEMS

Management has evaluated subsequent events occurring after the date of the financial statements but before the financial statements were available to be issued on May 14, 2021 to determine if there were any such events or transactions that require potential adjustment to or disclosure in the financial statements. The Company has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Merger Agreement

On March 5, 2021, NewHold Investment Corp., (“NewHold”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among NewHold, NHIC Sub Inc., a Delaware corporation and a wholly owned subsidiary of NewHold (“Merger Sub”), and Evolv Technologies, Inc. dba Evolv Technology, Inc., a Delaware corporation (“Evolv”). Pursuant to the terms of the Merger Agreement, a business combination between NewHold and Evolv will be effected through the merger of Merger Sub with and into Evolv, with Evolv surviving the merger as a wholly owned subsidiary of NewHold (the “Merger”). The Board of Directors of NewHold (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of NewHold.

Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

More complete information about the Merger Agreement and related Support Agreement, Amended and Restated Insider Letter Agreement, form of Subscription Agreement and Stockholder Agreement are filed with the Current Report on Form 8-K filed on March 8, 2021.